Financial liabilities - Contractual maturities (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Trade payables	SFr 44,443	SFr 45,939
Current lease liabilities	20,488	17,198
Other financial liabilities	8,999	4,246
Other current financial liabilities	29,487	21,444
Non-current lease liabilities	194,833	187,209
Other non-current financial liabilities	194,833	187,209
Due within 3 months
Disclosure of financial liabilities [line items]
Trade payables	44,443	45,939
Current lease liabilities	5,091	4,163
Other financial liabilities	8,999	4,246
Other current financial liabilities	14,090	8,409
Non-current lease liabilities	0	0
Other non-current financial liabilities	0	0
Due 4 to 12 months
Disclosure of financial liabilities [line items]
Trade payables	0	0
Current lease liabilities	15,397	13,035
Other financial liabilities	0	0
Other current financial liabilities	15,397	13,035
Non-current lease liabilities	0	0
Other non-current financial liabilities	0	0
Due 1 to 5 years
Disclosure of financial liabilities [line items]
Trade payables	0	0
Current lease liabilities	0	0
Other financial liabilities	0	0
Other current financial liabilities	0	0
Non-current lease liabilities	87,107	78,826
Other non-current financial liabilities	87,107	78,826
Due > 5 years
Disclosure of financial liabilities [line items]
Trade payables	0	0
Current lease liabilities	0	0
Other financial liabilities	0	0
Other current financial liabilities	0	0
Non-current lease liabilities	107,726	108,383
Other non-current financial liabilities	SFr 107,726	SFr 108,383